Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of right-of-use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of right-of-use assets [Line Items]
Gross value beginning	$ 4,727	$ 2,630
Gross value ending	6,245	4,727
Accumulated amortization beginning	(1,993)	(1,245)
Accumulated amortization ending	(2,898)	(1,993)
Net value	3,347		$ 2,734
Gross value Additions	1,518	2,131
Gross value Disposals		(34)
Accumulated amortization Additions	(905)	(771)
Accumulated amortization Disposals		23
Buildings [Member]
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of right-of-use assets [Line Items]
Gross value beginning	3,612	1,595
Gross value ending	5,130	3,612
Accumulated amortization beginning	(1,177)	(577)
Accumulated amortization ending	(1,929)	(1,177)
Net value	3,201		2,435
Gross value Additions	1,518	2,017
Gross value Disposals
Accumulated amortization Additions	(752)	(600)
Accumulated amortization Disposals
Vehicles [Member]
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of right-of-use assets [Line Items]
Gross value beginning	218	138
Gross value ending	218	218
Accumulated amortization beginning	(87)	(55)
Accumulated amortization ending	(129)	(87)
Net value	89		131
Gross value Additions		114
Gross value Disposals		(34)
Accumulated amortization Additions	(42)	(55)
Accumulated amortization Disposals		23
Materials [Member]
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of right-of-use assets [Line Items]
Gross value beginning	897	897
Gross value ending	897	897
Accumulated amortization beginning	(729)	(613)
Accumulated amortization ending	(840)	(729)
Net value	57		$ 168
Gross value Additions
Gross value Disposals
Accumulated amortization Additions	$ (111)	(116)
Accumulated amortization Disposals